Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Goodwill			$ 334,000
Finite-lived intangible assets		236,030
Discount on sale of restaurant		25
Purchase of restaurant		50
Derivative liability			1,165,000
Advertising costs		601,941	565,190
Debt instrument, face amount		1,675,535	$ 942,200	$ 184,820
Unsecured Debt [Member]
Debt instrument, face amount	$ 1,500,000	$ 1,500,000
Debt maturity date	Mar. 01, 2023	Mar. 01, 2023